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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/29/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BAM Capital LLC

Address: 237 Park Ave
         9th Floor
         New York, NY 10017



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Petronzi
Title: UBS Prime Brokerage - Client Service Representative
Phone: 212-713-8715


Signature, Place, and Date of Signing:

Michael Petronzi                   New York, NY                10/30/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]



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

     ITEM 1                   ITEM 2     ITEM 3       ITEM 4       ITEM 5      ITEM 6        ITEM 7            ITEM 8
------------------           --------   --------     --------    --------- --------------   --------    -----------------------
                                                                           INVEST.  DISC
                                                                                     SHRD                   VOTING AUTHORITY
                             TITLE OF    CUSIP       FAIR MKT     SHRS OR  SOLE SHRD OTHER   OTHER      SOLE   SHARED      NONE
  NAME OF ISSUER              CLASS      NUMBER        VALUE      PRN AMT   (A) (B)  (C)    MANAGERS     (A)    (B)        (C)
------------------           --------   --------     --------    --------- ---- --- -----   --------    ----   ------      ----
CALL AGILENT TECHNOLO NOV     CALL O    QOAEAH        696,720      369,300   C   X                      BAMC    369,300      0
CALL ALCOA INC SEP 30         CALL O    0138177AZ     164,395      265,800   C   X                      BAMC    265,800      0
CALL APPLE COMPUTER I SEP     CALL O    0378347AN   4,485,555      394,100   C   X                      BAMC    394,100      0
CALL CAADIA PHARM SEP 20      CALL O    0042256LU     311,383      187,100   C   X                      BAMC    187,100      0
CALL ARCH COAL OCT 37.5       CALL O    0393807AY      47,750      160,000   C   X                      BAMC    160,000      0
CALL AFFILIATED COMPU OCT     CALL O    0081906KK     127,990      188,300   C   X                      BAMC    188,300      0
CALL ACUSPHERE INC JAN 5      CALL O    00511R7DA      76,188      163,200   C   X                      BAMC    163,200      0
CALL ADOBE SYSTEMS IN OCT     CALL O    00724F6JG     527,460      102,100   C   X                      BAMC    102,100      0
CALL ADC TELECOMMUNIC SEP     CALL O    QOLTAE        163,580      332,700   C   X                      BAMC    332,700      0
CALL ADOLOR CORPORATI OCT     CALL O    00724Y7AF     275,233      476,100   C   X                      BAMC    476,100      0
CALL ARCHER-DANIELS-M NOV     CALL O    0394847AG     275,430      195,500   C   X                      BAMC    195,500      0
OTC PUT AGIX JUN 13 06 STK    CALL O    QOAROTC07   3,733,415    2,846,300   C   X                      BAMC  2,846,300      0
CALL AKAMAI TECHNOLOG NOV     CALL O    0X099W5AW   2,041,150      174,000   C   X                      BAMC    174,000      0
CALL ALCAN INC SEP 50         CALL O    0137166LJ      50,830       99,200   C   X                      BAMC     99,200      0
CALL ALLSTATE CP OCT 52.5     CALL O    0200027AA   2,350,630      333,600   C   X                      BAMC    333,600      0
CALL AMERICAN PHA DEC 30      CALL O    QWAZAF        769,608      205,300   C   X                      BAMC    205,300      0
CALL ADVANCED MAGNETI NOV     CALL O    00753P6KH     224,638      156,500   C   X                      BAMC    156,500      0
CALL ADVNCD MICRO NOV 25      CALL O    QWVVAU        299,618      156,000   C   X                      BAMC    156,000      0
CALL AMGEN INC OCT 60         CALL O    44299W4HK   1,682,700      158,000   C   X                      BAMC    158,000      0
CALL AMYLIN PHARMACEU JAN     CALL O    0323469AJ  11,067,485      840,800   C   X                      BAMC    840,800      0
CALL AMRC CORP DEL FEB 16     CALL O    0017658AE     518,750      191,000   C   X                      BAMC    191,000      0
CALL AMAZON.COM INC SEP 30    CALL O    0231356KZ      48,300       23,000   C   X                      BAMC     23,000      0
CALL ABERCROMBIE& JAN 65      CALL O    QVNFAM        101,080       26,600   C   X                      BAMC     26,600      0
CALL APACHE CORP SEP 75       CALL O    0374127AT      84,125      180,000   C   X                      BAMC    180,000      0
CALL ATHEROS COMMUNIC SEP     CALL O    04743P6LC     256,035       83,500   C   X                      BAMC     83,500      0
CALL AU OPTRONICS COR OCT     CALL O    0022557AC      60,500       70,000   C   X                      BAMC     70,000      0
CALL AVID TECHNOLOGY  MAR     CALL O    QVDIAH        356,448      175,900   C   X                      BAMC    175,900      0
CALL AVANIR PHARMACEU NOV     CALL O    05348P7AU   1,517,993    1,286,400   C   X                      BAMC  1,286,400      0
CALL BANK OF AMERICA  SEP     CALL O    0605057AJ   1,948,258      531,800   C   X                      BAMC    531,800      0
CALL BIOCRYST SEP 15          CALL O    09058V6LD       8,250       10,000   C   X                      BAMC     10,000      0
ALCOA INC                     COMMON    013817101     344,892       12,300   N   X                      BAMC     12,300      0
ARCHER-DANIELS-MIDLAND CO     COMMON    039483102   1,238,676       32,700   N   X                      BAMC     32,700      0
AMR CORP-DEL                  COMMON    001765106   2,876,302      124,300   N   X                      BAMC    124,300      0
APACHE CORP                   COMMON    037411105   7,723,040      122,200   N   X                      BAMC    122,200      0
AU OPTRONICS CORP             COMMON    002255107   1,111,500       78,000   N   X                      BAMC     78,000      0
AMKOR TECHNOLOGY INC          OTC EQ    031652100     581,950      113,000   N   X                      BAMC    113,000      0
AMYLIN PHARMACEUTICALS INC    OTC EQ    032346108   4,274,790       97,000   N   X                      BAMC     97,000      0
ARIAD PHARMACEUTICALS INC-    OTC EQ    04033A100     723,908      166,034   N   X                      BAMC    166,034      0
PUT AGILENT TECHNOLO JUL 2    PUT OP    QOAEMG        556,050      168,500   P   X                      BAMC    168,500      0
PUT ALCOA INC OCT 27.5        PUT OP    0138187MY     203,880      206,700   P   X                      BAMC    206,700      0
PUT APPLE COMPUTER I OCT 7    PUT OP    0378347MZ     341,075      314,000   P   X                      BAMC    314,000      0
PUT ARCH COAL OCT 80          PUT OP    0393807MF      19,000       15,000   P   X                      BAMC     15,000      0
PUT ADOBE SYSTEMS IN JUN 2    PUT OP    00724F6VF         553       22,100   P   X                      BAMC     22,100      0
PUT ADC TELECOMMUNIC NOV 1    PUT OP    QOLTMX        181,750      108,000   P   X                      BAMC    108,000      0
PUT ADOLOR CORPORATI OCT 2    PUT OP    00724Y7MX      96,900       61,000   P   X                      BAMC     61,000      0
PUT ARCHER-DANIELS-M OCT 3    PUT OP    0394837OG     311,298      262,000   P   X                      BAMC    262,000      0
PUT AUTOMATIC DATA P OCT 4    PUT OP    0530156VW      11,250       15,000   P   X                      BAMC     15,000      0
PUT ATHEROGNICS JAN 25        PUT OP    0474398MW   4,031,250      441,800   P   X                      BAMC    441,800      0
PUT AKAMAI TECHNOLOG SEP 3    PUT OP    00971T6WG      12,375       53,000   P   X                      BAMC     53,000      0
PUT ALCAN INC SEP 60          PUT OP    0137166XJ       4,500       30,000   P   X                      BAMC     30,000      0
PUT ALLSTATE CP OCT 55        PUT OP    0200026VK       1,078       43,100   P   X                      BAMC     43,100      0
PUT ALEXION PHARMACE MAY 3    PUT OP    QWAZMF        855,720      245,500   P   X                      BAMC    245,500      0
PUT ADVANCED MAGNETI FEB 3    PUT OP    00753P7NF     135,840       22,400   P   X                      BAMC     22,400      0
PUT ADVNCD MICRO MAY 30       PUT OP    QWVVMS         95,350       66,000   P   X                      BAMC     66,000      0
PUT AMKOR TECHNOLOGY MAR 2    PUT OP    QOMYMU        523,393      382,400   P   X                      BAMC    382,400      0
PUT AMYLIN PHARMACEU JAN 1    PUT OP    0323468MB      71,490      476,600   P   X                      BAMC    476,600      0
PUT AMR CORP JAN 17.5         PUT OP    QVMRMD        713,215      331,300   P   X                      BAMC    331,300      0
PUT ABERCROMBIE& JAN 60       PUT OP    QVNFML        105,070       26,600   P   X                      BAMC     26,600      0
PUT APACHE CORP SEP 70        PUT OP    0374127MK     589,625      212,900   P   X                      BAMC    212,900      0
PUT ARENA PHARMACEUT JAN 1    PUT OP    0400478MV     210,120       61,800   P   X                      BAMC     61,800      0
PUT ATHEROS COMMUNIC SEP 1    PUT OP    04743P6XC     103,328      107,700   P   X                      BAMC    107,700      0
PUT ATI TECHNOLOGIES NOV 1    PUT OP    0019416WV       2,500      100,000   P   X                      BAMC    100,000      0
PUT AU OPTRONICS JUL 20       PUT OP    0022556VC     152,000      160,000   P   X                      BAMC    160,000      0
PUT AVID TECHNOLOGY  MAR 4    PUT OP    QVDIMH        205,565       41,800   P   X                      BAMC     41,800      0
PUT BANK OF AMERICA  SEP 5    PUT OP    0605057NJ      35,000       50,000   P   X                      BAMC     50,000      0
PUT BIOCRYST SEP 12.5         PUT OP    09058V6XV      32,000       20,000   P   X                      BAMC     20,000      0
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